                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7838
                                  ---------------------------------------------

American Select Portfolio Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

800 Nicollet Mall  Minneapolis, MN 55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

Joseph M. Ulrey III  - 800 Nicollet Mall Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 800-677-3863
                                                   ----------------------------

Date of fiscal year end: November 30, 2004
                        --------------------------
Date of reporting period: May 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN(TM) LOGO]

AMERICAN SELECT PORTFOLIO INC.

MAY 31, 2004
SEMIANNUAL REPORT

[FIRST AMERICAN(TM) LOGO]

AMERICAN SELECT PORTFOLIO INC.

As you are probably aware, the board of directors for American Select Portfolio Inc. (the "Fund"), as well as American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, and American Strategic Income Portfolio Inc. III (collectively, the "Existing Funds"), has approved a proposal to reorganize these four funds into the First American Strategic Real Estate Portfolio, Inc., a specialty finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Existing Funds who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares of First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of the Existing Funds. This transaction is subject to review by the Securities and Exchange Commission, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.


NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

     TABLE OF CONTENTS

 1   Financial Statements

 5   Notes to Financial Statements

18   Schedule of Investments

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES May 31, 2004

ASSETS:
Investments in unaffiliated securities, at value* (note 2)               $   188,623,545
Investment in affiliated money market fund, at value** (note 3)                3,156,677
Cash in bank on demand deposit                                                   151,579
Receivable for accrued interest                                                1,008,224
Other assets                                                                      52,221
                                                                         ---------------
   Total assets                                                              192,992,246
                                                                         ---------------

LIABILITIES:
Payable for reverse repurchase agreements (note 2)                            50,656,374
Payable for investment management fees (note 3)                                   60,221
Payable for administrative fees (note 3)                                          30,110
Payable for interest expense                                                      44,372
Payable for reorganization expenses (notes 3 and 6)                               94,555
                                                                         ---------------
   Total liabilities                                                          50,885,632
                                                                         ---------------
   Net assets applicable to outstanding capital stock                    $   142,106,614
                                                                         ===============

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital                             $   139,930,119
Undistributed net investment income                                              366,392
Accumulated net realized loss on investments                                  (1,303,263)
Unrealized appreciation of investments                                         3,113,366
                                                                         ---------------

   Total-representing net assets applicable to capital stock             $   142,106,614
                                                                         ===============

*Investments in unaffiliated securities, at cost                         $   185,510,179
                                                                         ===============
**Investment in affiliated money market fund, at cost                    $     3,156,677
                                                                         ===============

NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding                                                   $   142,106,614
Shares outstanding (authorized 1 billion shares of $0.01 par value)           10,662,195
Net asset value per share                                                $         13.33
Market price per share                                                   $         12.65

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS For the Six Months Ended May 31, 2004

INVESTMENT INCOME:
Interest                                                                 $     6,966,143
Dividends                                                                          4,249
Dividends from affiliated money market fund                                       10,520
                                                                         ---------------
   Total investment income                                                     6,980,912
                                                                         ---------------

EXPENSES (NOTE 3):
Investment management fees                                                       356,472
Administrative fees                                                              178,555
Interest expense                                                                 587,424
Custodian fees                                                                    14,284
Transfer agent fees                                                               15,102
Registration fees                                                                  8,599
Reports to shareholders                                                           21,536
Mortgage servicing fees and other expenses                                        69,997
Directors' fees                                                                   12,325
Audit and legal fees                                                              43,811
                                                                         ---------------
   Total expenses                                                              1,308,105
                                                                         ---------------

   Net investment income                                                       5,672,807
                                                                         ---------------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE 4):
Net realized gain on investments                                                 178,807
Net change in unrealized appreciation or depreciation of investments          (1,163,325)
                                                                         ---------------

   Net loss on investments                                                      (984,518)
                                                                         ---------------

     Net increase in net assets resulting from operations                $     4,688,289
                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS  For the Six Months Ended May 31, 2004

CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations                   $     4,688,289
  Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
     Purchases of investments                                                (15,212,000)
     Proceeds from paydowns and sales of investments                          15,162,313
     Net purchases of short-term securities                                   (1,809,483)
     Net amortization of bond discount and premium                                 2,942
     Net unrealized depreciation of investments                                1,163,325
     Net realized gain on investments                                           (178,807)
     Decrease in accrued interest receivable                                       7,752
     Increase in other assets                                                    (20,817)
     Decrease in accrued fees and expenses                                        (1,146)
                                                                         ---------------

  Net cash provided by operating activities                                    3,802,368
                                                                         ---------------

CASH FLOWS FROM FINANCING ACTIVITIES:
  Net proceeds from reverse repurchase agreements                              1,986,984
  Distributions paid to shareholders                                          (5,597,653)
                                                                         ---------------

  Net cash used in financing activities                                       (3,610,667)
                                                                         ---------------

Net increase in cash                                                             191,699
Bank overdraft at beginning of period                                            (40,120)
                                                                         ---------------
Cash at end of period                                                    $       151,579
                                                                         ===============

Supplemental disclosure of cash flow information:
Cash paid for interest                                                   $       585,590
                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS
                                                                             ENDED
                                                                             5/31/04          YEAR ENDED
                                                                           (UNAUDITED)         11/30/03
                                                                         ---------------    ---------------
OPERATIONS:
Net investment income                                                    $     5,672,807    $    11,167,206
Net realized gain on investments                                                 178,807          1,158,848
Net change in unrealized appreciation or depreciation of investments          (1,163,325)        (1,546,288)
                                                                         ---------------    ---------------

   Net increase in net assets resulting from operations                        4,688,289         10,779,766
                                                                         ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income                                                    (5,597,653)       (11,461,860)
                                                                         ---------------    ---------------
   Total decrease in net assets                                                 (909,364)          (682,094)

Net assets at beginning of period                                            143,015,978        143,698,072
                                                                         ---------------    ---------------

Net assets at end of period                                              $   142,106,614    $   143,015,978
                                                                         ===============    ===============

Undistributed net investment income                                      $       366,392    $       291,238
                                                                         ===============    ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION

American Select Portfolio Inc. (the "Fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The Fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S. government securities, corporate debt securities, and preferred stock issued by real estate investment trusts. The Fund may enter into dollar roll transactions. In addition, the Fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol SLA.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATIONS

Security valuations for the Fund's investments (other than whole loans) are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the Fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Some of the factors which may be considered by the board of directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of May 31, 2004, the Fund held fair valued securities with a value of $177,730,572 or 125.1% of net assets. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

The Fund's investments in whole loans (multifamily and commercial) and participation mortgages are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the Fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans or participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the investments. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans and participation mortgages are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans and participation mortgages can only be determined in a negotiation between the Fund and third parties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

The Fund records security transactions on the trade date of the security purchase or sales. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

WHOLE LOANS AND PARTICIPATION MORTGAGES

Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the Fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

The Fund does not record past due interest as income until received. The Fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest and all of the foreclosure expenses. In this case, the Fund may suffer a loss. At May 31, 2004, no multifamily or commercial loans were delinquent.

Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The Fund may receive rental or other income as a result of holding real estate. In addition, the Fund may incur expenses associated with maintaining any real estate owned. The Fund did not own any real estate during the six months ended May 31, 2004.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended May 31, 2004, the weighted average borrowings outstanding were $54,514,971 and the weighted average interest rate was 1.89%.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS

Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2004, the Fund had no outstanding when-issued or forward-commitment securities.

FEDERAL TAXES

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

The tax character of distributions paid during the six months ended May 31, 2004 (estimated), and the fiscal year ended November 30, 2003, were as follows:

                                                2004           2003
                                            -----------   ------------
Distributions paid from ordinary income     $ 5,597,653   $ 11,461,860
                                            ===========   ============

At November 30, 2003, the Fund's most recently completed fiscal year-end, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income                $     291,238
Accumulated capital losses                         (30,916)
Unrealized appreciation                          2,825,537
                                             -------------
Accumulated earnings                         $   3,085,859
                                             =============

The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at November 30, 2003, is attributable to a one-time tax election whereby the Fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income are declared and paid on a monthly basis. Any net realized capital gains on sales of securities for the fund are distributed to shareholders at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock. Under the plan, Fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the Fund will issue new shares at a discount of up to 5% from the current market price.

REPURCHASE AGREEMENTS

For repurchase agreements entered into with certain broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default.

USE OF ESTIMATES IN PREPARATION OF FINANCIAL STATEMENTS

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES

INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee in an amount equal to an annualized rate of 0.50% of the Fund's average weekly net assets. For its fee, USBAM provides investment advice, and in general, conducts the management and investment activities of the Fund.

Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp is also co-administrator but currently has no functional responsibilities related to the
Fund) and provides administrative services, including legal and shareholder services, to the Fund. Under this agreement, USBAM receives a monthly fee in an amount equal to an annualized rate of 0.25% of the Fund's average weekly net assets. For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and other services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to USBAM, which acts as the investment advisor to both the Fund and the related money market funds, USBAM will reimburse the Fund an amount equal to that portion of the investment advisory fee received from the related money market funds that is attributable to the assets of the Fund. For financial statement purposes, this reimbursement is recorded as investment income.

CUSTODIAN FEES

U.S. Bank serves as the Fund's custodian pursuant to a custodian agreement with the Fund. The fee for the Fund is equal to an annual rate of 0.02% of average weekly net assets. These fees are computed weekly and paid monthly.

MORTGAGE SERVICING FEES

The Fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

PROPOSED REORGANIZATION EXPENSES

As discussed in Note 6, the Fund has taken certain steps to reorganize, along with certain other similar entities managed by USBAM. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the Fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational, and other meetings, and costs and expenses of accountants, attorneys, financial advisors, and other experts engaged in connection with the reorganization) shall be borne by the Fund, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. II, and American Strategic Income Portfolio Inc. III (collectively, the "Existing Funds"). The Existing Funds as a group will bear the first $3,400,000 of such expenses and will, subject to certain exceptions, equally share all transaction expenses in excess of $3,400,000 with USBAM. Such costs and expenses will be allocated among the Existing Funds based on their relative net asset values whether or not an Existing Fund participates in the reorganization. Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters will be borne by USBAM. The current estimated costs and expenses related to the reorganization are $6,500,000. Based on the net asset values of the Existing Funds as of May 31, 2004, the Fund would bear approximately 21% of the total expenses of the reorganization.

OTHER FEES AND EXPENSES

In addition to the investment management, administrative, and mortgage servicing fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses.

(4) INVESTMENT SECURITY TRANSACTIONS

Cost of purchases and proceeds from paydowns and sales of securities and real estate, other than temporary investments in short-term securities, for the six months ended May 31, 2004 aggregated $15,209,058 and $15,162,313, respectively. Included in proceeds from paydowns and sales are $122,777 from prepayment penalties.

(5) CAPITAL LOSS CARRYOVER

For federal income tax purposes, the Fund had $30,916 of capital loss carryovers at November 30, 2003, the Fund's most recently completed fiscal year-end, which, if not offset by subsequent capital gains, will expire on the Fund's 2010 fiscal year-end.

(6) PROPOSED REORGANIZATION

A combined proxy statement/registration statement, last amended on April 22, 2003, has been filed with the Securities and Exchange Commission ("SEC") in which it is proposed that the Fund, along with American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. II ("BSP"), and American Strategic

Income Portfolio Inc. III ("CSP"), reorganize into First American Strategic Real Estate Portfolio Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Fund, ASP, BSP, and CSP who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares in First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of the Fund, ASP, BSP, and CSP. This transaction is subject to review by the SEC, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

(7) INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(8) FINANCIAL HIGHLIGHTS

Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

                                                SIX MONTHS
                                                   ENDED                         YEAR ENDED NOVEMBER 30,
                                                  5/31/04       ---------------------------------------------------------
                                                (UNAUDITED)        2003        2002        2001        2000        1999
                                                -----------     ---------   ---------   ---------   ---------   ---------
PER-SHARE DATA

Net asset value, beginning of period            $     13.41     $   13.48   $   13.38   $   12.85   $   12.67   $   12.96
                                                -----------     ---------   ---------   ---------   ---------   ---------
Operations:
  Net investment income                                0.53          1.05        1.13        1.13        1.01        1.02
  Net realized and unrealized gains
    (losses) on investments                           (0.08)        (0.04)       0.17        0.47        0.18       (0.26)
                                                -----------     ---------   ---------   ---------   ---------   ---------
    Total from operations                              0.45          1.01        1.30        1.60        1.19        0.76
                                                -----------     ---------   ---------   ---------   ---------   ---------
Distributions to shareholders:
  From net investment income                          (0.53)        (1.08)      (1.20)      (1.07)      (1.01)      (1.05)
                                                -----------     ---------   ---------   ---------   ---------   ---------
Net asset value, end of period                  $     13.33     $   13.41   $   13.48   $   13.38   $   12.85   $   12.67
                                                ===========     =========   =========   =========   =========   =========
Market value, end of period                     $     12.65     $   13.64   $   12.86   $   13.54   $   11.50   $   11.69
                                                ===========     =========   =========   =========   =========   =========

SELECTED INFORMATION

Total return, net asset value (a)                      3.37%         7.72%      10.13%      12.83%       9.87%       6.03%
Total return, market value (b)                        (3.57)%       14.92%       3.91%      28.22%       7.49%       5.21%
Net assets at end of period (in millions)       $       142     $     143   $     144   $     143   $     137   $     150
Ratio of expenses to average weekly
  net assets including interest expense                1.83%(d)      2.05%       2.82%       3.02%       3.55%       3.28%
Ratio of expenses to average weekly
  net assets excluding interest expense                1.01%(d)      1.18%       1.47%       1.02%       1.14%       1.11%
Ratio of net investment income to
  average weekly net assets                            7.94%(d)      7.79%       8.41%       8.56%       7.98%       7.88%
Portfolio turnover rate (excluding
  short-term securities)                                  8%           38%         31%         28%         44%         24%
Amount of borrowings outstanding at
  end of period (in millions)                   $        51     $      49   $      29   $      47   $      46   $      51
Per-share amount of borrowings
  outstanding at end of period                  $      4.75     $    4.57   $    2.67   $    4.44   $    4.28   $    4.30
Per-share amount of net assets, excluding
  borrowings, at end of period                  $     18.08     $   17.98   $   16.15   $   17.82   $   17.13   $   16.97
Asset coverage ratio (c)                                381%          394%        604%        401%        401%        394%

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(d) ANNUALIZED

SCHEDULE OF INVESTMENTS (Unaudited)


AMERICAN SELECT PORTFOLIO                                        May 31, 2004

                                           DATE         PAR
DESCRIPTION OF SECURITY                  ACQUIRED      VALUE             COST           VALUE (a)
---------------------------------------  --------   ------------     -------------    -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO NET ASSETS)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (b) -- 7.5%
  FIXED RATE -- 7.6%
      FHLMC, 5.50%, 1/1/18                          $  4,517,954     $  4,667,945     $   4,608,313
      FHLMC, 7.50%, 12/1/29                              926,919          909,354           992,962
      FNMA, 7.50%, 5/1/30                                250,207          241,706           266,861
      FNMA, 8.00%, 5/1/30                                 67,680           66,815            72,946
      FNMA, 5.00%, 11/1/17                             1,971,546        1,982,801         1,970,935
      FNMA, 6.50%, 6/1/29                              2,784,161        2,765,026         2,890,293
                                                                     ------------     -------------

        Total U.S. Government
          Agency Mortgage-Backed
          Securities                                                   10,633,647        10,802,310
                                                                     ------------     -------------

CORPORATE NOTE (e) -- 3.5%
  FIXED RATE -- 3.5%
      Stratus Properties,
        9.25%, 1/1/06                    12/28/00      5,000,000        5,000,000         5,000,000
                                                                     ------------     -------------

WHOLE LOANS AND PARTICIPATION MORTGAGES (c,d,e) -- 120.8%
  COMMERCIAL LOANS -- 31.7%
      7 Broadway Place,
        6.91%, 5/1/06                    04/30/01      3,347,624 (b)    3,347,624         3,414,577
      Advanced Circuits and
        Hopkins II Business Center,
        7.38%, 12/1/04                   11/08/01      2,087,459 (b)    2,087,459         2,108,334
      Best Buy,
        8.63%, 1/1/11                    12/29/00      1,866,146        1,866,146         1,959,453
      Career Education Corporation,
        7.50%, 6/1/07                    05/15/02      3,322,036 (b)    3,322,036         3,488,138
      Landmark Bank Center I,
        7.90%, 6/1/07                    11/05/03      4,029,323        4,029,323         4,190,496
      Landmark Bank Center II,
        14.88%, 5/1/07                   05/30/02        817,500          817,500           850,200
      Northlynn Plaza,
        7.65%, 9/1/12                    08/22/02      3,914,056 (b)    3,914,056         4,109,759
      Parkway Business Center,
        5.40%, 1/1/05                    10/22/98      3,619,301        3,619,301         3,253,110
      Peony Promenade,
        6.93%, 6/1/13                    05/12/03      5,181,848 (b)    5,181,848         5,440,941
      Point Plaza,
        8.43%, 1/1/11                    12/14/00      6,197,137 (b)    6,197,137         6,506,994
      Poway Library Plaza,
        7.40%, 1/1/10                    12/19/02      2,946,516 (b)    2,946,516         3,093,842

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                           DATE         PAR
DESCRIPTION OF SECURITY                  ACQUIRED      VALUE             COST           VALUE (a)
---------------------------------------  --------   ------------     -------------    -------------
      Town Square #6,
        7.40%, 9/1/12                    08/02/02   $  4,007,929 (b) $  4,007,929     $   4,208,325
      Victory Packaging,
        8.53%, 1/1/12                    12/20/01      2,541,679 (b)    2,541,679         2,668,763
                                                                     ------------     -------------
                                                                       43,878,554        45,292,932
                                                                     ------------     -------------

  MULTIFAMILY LOANS -- 89.1%
      Briarhill Apartments I,
        6.90%, 9/1/15                    08/11/03      4,803,999 (b)    4,803,999         5,044,199
      Briarhill Apartments II,
        6.88%, 9/1/15                    08/11/03        802,269          802,270           802,011
      Casa del Vista Apartments,
        8.40%, 1/1/08                    12/15/00      2,929,104 (b)    2,929,104         3,046,268
      Castle Arms Apartments,
        8.00%, 4/1/06                    03/19/99        922,504          922,504           940,954
      Centre Court, White Oaks, and
        Green Acres Apartments,
        8.65%, 1/1/09                    12/30/98      3,836,745 (b)    3,836,745         4,028,582
      Churchill Park Apartments I,
        6.53%, 2/1/06                    12/23/02      8,650,000 (b)    8,650,000         8,823,000
      Churchill Park Apartments II,
        9.88%, 2/1/06                    12/23/02        375,000          375,000           371,772
      Colonia Tepeyac Apartments I,
        5.43%, 12/1/06                   12/03/03      5,744,000        5,744,000         5,916,320
      Colonia Tepeyac Apartments II,
        14.88%, 12/1/06                  12/03/03        718,000          718,000           739,540
      Cypress Village Apartments,
        5.43%, 11/1/06                   10/02/03      8,200,000 (b)    8,200,000         8,446,000
      El Conquistador Apartments,
        7.65%, 4/1/09                    03/24/99      2,747,572 (b)    2,747,572         2,884,951
      Evergreen, Northview,
        Greenwood, and Fern Court
        Apartments,
        9.40%, 6/1/05                    05/22/00      4,500,864        4,500,864         4,680,899
      Gough Street Apartment I,
        5.40%, 1/1/07                    12/17/03      4,080,000        4,080,000         4,161,600
      Gough Street Apartment II,
        13.38%, 1/1/07                   12/17/03        510,000          510,000           475,938
      Greenwood Residences,
        7.63%, 4/1/08                    03/12/98      2,242,658 (b)    2,242,658         2,332,364
      Hidden Colony Apartments,
        7.90%, 6/1/08                    03/22/94      2,922,729 (b)    2,902,199         3,068,866
      Hunter's Meadow,
        7.80%, 8/1/12                    07/02/02      6,357,087        6,357,087         6,674,941

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                           DATE         PAR
DESCRIPTION OF SECURITY                  ACQUIRED      VALUE             COST           VALUE (a)
---------------------------------------  --------   ------------     -------------    -------------
      Lakeside Villa Apartments I,
        6.43%, 7/1/06                    07/01/03   $  5,800,000 (b) $  5,800,000     $   5,916,000
      Lakeside Villa Apartments II,
        11.88%, 7/1/06                   07/01/03        600,000          600,000           612,000
      Lakeside Village Apartments I,
        5.40%, 6/1/07                    05/19/04      3,700,000        3,700,000         3,811,000
      Lakeside Village Apartments II,
        14.88%, 6/1/07                   05/19/04        460,000          460,000           473,800
      Lakeville Apartments,
        7.88%, 5/1/08                    04/24/98      2,303,252 (b)    2,303,252         2,418,414
      Lambert Gardens Apartments,
        6.88%, 2/1/08                    01/17/03      4,466,722 (b)    4,466,722         4,690,058
      Parkside Apartments,
        5.43%, 5/1/08                    04/14/03      6,575,000        6,575,000         6,838,000
      Revere Apartments,
        7.28%, 5/1/09                    04/22/99      1,228,798 (b)    1,228,798         1,290,238
      Sheridan Ponds Apartments,
        6.43%, 7/1/13                    06/05/03      7,139,992 (b)    7,139,992         7,496,991
      Signature Park Apartments,
        9.90%, 12/1/07                   11/14/02      4,725,000        4,725,000         4,725,000
      Sterling Court Apartments I,
        6.90%, 2/1/06                    01/14/03      3,700,000 (b)    3,700,000         3,811,000
      Sterling Court Apartments II,
        12.38%, 2/1/06                   01/14/03        460,000          460,000           473,800
      Summit Chase Apartments I,
        5.43%, 5/1/06                    04/15/03      8,200,000 (b)    8,200,000         8,364,000
      Summit Chase Apartments II,
        9.88%, 5/1/06                    04/15/03      1,647,000        1,647,000         1,471,472
      The Oaks of Lake Bluff
        Apartments,
        8.40%, 2/1/06                    01/24/01      3,794,284 (b)    3,794,284         3,870,170
      The Willows Retirement
        Apartments at Bellingham,
        9.38%, 3/1/05                    02/14/02      1,484,066        1,484,066         1,407,260
      Woodstock Apartments I,
        4.43%, 1/1/05                    12/06/01      8,300,000        8,300,000         6,630,230
      Woodstock Apartments II,
        8.88%, 1/1/05                    12/06/01      1,000,000        1,000,000           700,000
                                                                     ------------     -------------
                                                                      125,906,116       127,437,640
                                                                     ------------     -------------

        Total Whole Loans and
          Participation Mortgages                                     169,784,670       172,730,572
                                                                     ------------     -------------

SEE ACCOMPANYING NOTES TO SCHEDULE OF INVESTMENTS.

                                          DATES
DESCRIPTION OF SECURITY                  ACQUIRED      SHARES            COST           VALUE (a)
---------------------------------------  --------   ------------     -------------    -------------
PREFERRED STOCK -- 0.1%
  REAL ESTATE INVESTMENT TRUST -- 0.1%
      Archstone Community Trust,
        Series D                         04/23/01          3,525     $     91,862     $      90,663
                                                                     ------------     -------------

        Total Investments in
          Unaffiliated Securities                                     185,510,179       188,623,545
                                                                     ------------     -------------

AFFILIATED MONEY MARKET FUND (f) -- 2.2%
      First American Prime
        Obligations Fund, Class Z                      3,156,677        3,156,677         3,156,677
                                                                     ------------     -------------

        Total Investments in
          Securities (g) - 134.1%                                    $ 188,666,856    $ 191,780,222
                                                                     ============     =============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN NOTES TO FINANCIAL STATEMENTS.
(b) ON MAY 31, 2004, SECURITIES VALUED AT $121,373,084 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                                NAME OF
                                                                BROKER
               ACQUISITION                       ACCRUED    AND DESCRIPTION
   AMOUNT         DATE        RATE       DUE     INTEREST    OF COLLATERAL
------------   -----------    ----     -------   --------   ---------------
$  8,931,484     5/12/04      1.10%*   6/11/04   $  5,458         (1)
  41,724,890     5/17/04      1.98%**  6/15/04     38,914         (2)
------------                                     --------
$ 50,656,374                                     $ 44,372
============                                     ========

*RATE IS A NEGOTIATED FIXED RATE.
**INTEREST RATE AS OF MAY 31, 2004. RATE IS BASED ON THE LONDON INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
       (1) MORGAN STANLEY:
           FHLMC, 5.50%, 1/1/18, $4,517,954 PAR
           FHLMC, 7.50%, 12/1/29, $926,919 PAR
           FNMA, 5.00%, 11/1/17, $1,971,546 PAR
           FNMA, 6.50%, 6/1/29, $2,784,161 PAR
           FNMA, 7.50%, 5/1/30, $250,207 PAR
           FNMA, 8.00%, 5/1/30, $67,680 PAR
       (2) MORGAN STANLEY:
           7 BROADWAY PLACE, 6.91%, 5/1/06, $3,347,624 PAR
           ADVANCED CIRCUITS AND HOPKINS II BUSINESS CENTER, 7.38%, 12/1/04, $2,087,459 PAR
           BRIARHILL APARTMENTS I, 6.90%, 9/1/15, $4,803,999 PAR
           CAREER EDUCATION CORPORATION, 7.50%, 6/1/07, $3,322,036 PAR
           CASA DEL VISTA APARTMENTS, 8.40%, 1/1/08, $2,929,104 PAR
           CENTRE COURT, WHITE OAKS, AND GREEN ACRES APARTMENTS, 8.65%, 1/1/09, $3,836,745 PAR
           CHURCHILL PARK APARTMENTS I, 6.53%, 2/1/06, $8,650,000 PAR
           CYPRESS VILLAGE APARTMENTS, 5.43%, 11/1/06, $8,200,000 PAR
           EL CONQUISTADOR APARTMENTS, 7.65%, 4/1/09, $2,747,572 PAR
           GREENWOOD RESIDENCES, 7.63%, 4/1/08, $2,242,658 PAR
           HIDDEN COLONY APARTMENTS, 7.90%, 6/1/08, $2,922,729 PAR
           LAKESIDE VILLA APARTMENTS I, 6.43%, 7/1/06, $5,800,000 PAR
           LAKEVILLE APARTMENTS, 7.88%, 5/1/08, $2,303,252 PAR
           LAMBERT GARDENS APARTMENTS, 6.88%, 2/1/08, $4,466,722 PAR
           NORTHLYNN PLAZA, 7.65%, 9/1/12, $3,914,056 PAR
           PEONY PROMENADE, 6.93%, 6/1/13, $5,181,848 PAR
           POINT PLAZA, 8.43%, 1/1/11, $6,197,137 PAR
           POWAY LIBRARY PLAZA, 7.40%, 1/1/10, $2,946,516 PAR
           REVERE APARTMENTS, 7.28%, 5/1/09, $1,228,798 PAR
           SHERIDAN PONDS APARTMENTS, 6.43%, 7/1/13, $7,139,992 PAR
           STERLING COURT APARTMENTS I, 6.90%, 2/1/06, $3,700,000 PAR
           SUMMIT CHASE APARTMENTS I, 5.43%, 5/1/06, $8,200,000 PAR
           THE OAKS OF LAKE BLUFF APARTMENTS, 8.40%, 2/1/06, $3,794,284 PAR TOWN SQUARE #6, 7.40%, 9/1/12, $4,007,929 PAR
           VICTORY PACKAGING, 8.53%, 1/1/12, $2,541,679 PAR

THE FUND HAS ENTERED INTO A LENDING AGREEMENT WITH MORGAN STANLEY. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $60,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.15% TO MORGAN STANLEY ON ANY UNUSED PORTION OF THE $60,000,000 LENDING AGREEMENT.

(c) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT ON MAY 31, 2004.
(d) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES ARE PRESENTED BELOW.

COMMERCIAL LOANS:
        7 BROADWAY PLACE - ALBUQUERQUE, NM
        ADVANCED CIRCUITS AND HOPKINS II BUSINESS CENTER - HOPKINS, MN BEST BUY - FULLERTON, CA
        CAREER EDUCATION CORPORATION - ORLANDO, FL
        LANDMARK BANK CENTER I - EULESS, TX
        LANDMARK BANK CENTER II - EULESS, TX
        NORTHLYNN PLAZA - LYNNWOOD, WA
        PARKWAY BUSINESS CENTER - POWAY, CA
        PEONY PROMENADE - PLYMOUTH, MN
        POINT PLAZA - TUMWATER, WA
        POWAY LIBRARY PLAZA - POWAY, CA

        TOWN SQUARE #6 - OLYMPIA, WA
        VICTORY PACKAGING - PHOENIX, AZ

MULTIFAMILY LOANS:
        BRIARHILL APARTMENTS I - EDEN PRAIRIE, MN
        BRIARHILL APARTMENTS II - EDEN PRAIRIE, MN
        CASA DEL VISTA APARTMENTS - CARSON CITY, NV
        CASTLE ARMS APARTMENTS - AUSTIN, TX
        CENTRE COURT, WHITE OAKS, AND GREEN ACRES APARTMENTS - NORTH CANTON AND MASSILLON, OH
        CHURCHILL PARK APARTMENTS I - SAN ANTONIO, TX
        CHURCHILL PARK APARTMENTS II - SAN ANTONIO, TX
        COLONIA TEPEYAC APARTMENTS I - DALLAS, TX
        COLONIA TEPEYAC APARTMENTS II - DALLAS, TX
        CYPRESS VILLAGE APARTMENTS - BUENA PARK, CA
        EL CONQUISTADOR APARTMENTS - TUCSON, AZ
        EVERGREEN, NORTHVIEW, GREENWOOD, AND FERN COURT APARTMENTS - BUFFALO, MN GOUGH STREET APARTMENTS I - SAN FRANCISCO, CA
        GOUGH STREET APARTMENTS II - SAN FRANCISCO, CA
        GREENWOOD RESIDENCES - MITON, WA
        HIDDEN COLONY APARTMENTS - DORAVILLE, GA
        HUNTERS MEADOW APARTMENTS - COLORADO SPRINGS, CO
        LAKESIDE VILLA APARTMENTS I - ATLANTA, GA
        LAKESIDE VILLA APARTMENTS II - ATLANTA, GA
        LAKESIDE VILLAGE APARTMENTS I - OKLAHOMA CITY, OK
        LAKESIDE VILLAGE APARTMENTS II - OKLAHOMA CITY, OK
        LAKEVILLE APARTMENTS - LAKEVILLE, MN
        LAMBERT GARDENS APARTMENTS - PORTLAND, OR
        PARKSIDE APARTMENTS - MORENO VALLEY, CA
        REVERE APARTMENTS - REVERE, MA
        SHERIDAN PONDS APARTMENTS - TULSA, OK
        SIGNATURE PARK APARTMENTS - BRYAN, TX
        STERLING COURT APARTMENTS I - KANSAS CITY, MO
        STERLING COURT APARTMENTS II - KANSAS CITY, MO
        SUMMIT CHASE APARTMENTS I - CORAL SPRINGS, FL
        SUMMIT CHASE APARTMENTS II - CORAL SPRINGS, FL
        THE OAKS OF LAKE BLUFF APARTMENTS - LAKE BLUFF, IL
        THE WILLOWS RETIREMENT AT BELLINGHAM - BELLINGHAM, WA
        WOODSTOCK APARTMENTS I - DALLAS, TX
        WOODSTOCK APARTMENTS II - DALLAS, TX

(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. THESE SECURITIES ARE FAIR VALUED IN ACCORDANCE WITH THE BOARD APPROVED VALUATION PROCEDURES. ON MAY 31, 2004, THE TOTAL VALUE OF FAIR VALUED SECURITIES WAS $177,730,572 OR 125.1% OF NET ASSETS.
(f) INVESTMENT IN AFFILIATED SECURITY. THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE ALSO
    NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(g) ON MAY 31, 2004, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $190,118,010. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES, BASED ON THIS COST WERE AS
    FOLLOWS:

    GROSS UNREALIZED APPRECIATION                            $   4,360,752
    GROSS UNREALIZED DEPRECIATION                               (2,698,540)
                                                             -------------
       NET UNREALIZED APPRECIATION                           $   1,662,212
                                                             =============

ABBREVIATIONS:
    FHLMC-FEDERAL HOME LOAN MORTGAGE CORPORATION
    FNMA-FEDERAL NATIONAL MORTGAGE ASSOCIATION

SHAREHOLDER UPDATE (Unaudited)

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at sec.gov.

BOARD OF DIRECTORS


Virginia Stringer
Chairperson of American Select Portfolio Inc.
Owner and President of Strategic Management Resources, Inc.

Benjamin Field III
Director of American Select Portfolio Inc.
Retired; former Senior Financial Advisor to, and formerly Senior Vice President, Chief Financial Officer, and Treasurer of, Bemis Company, Inc.

Mickey Foret
Director of American Select Portfolio Inc.
Consultant to, and formerly Executive Vice President and Chief Financial Officer of, Northwest Airlines, Inc.

Roger Gibson
Director of American Select Portfolio Inc.
Vice President of Cargo-United Airlines

Victoria Herget
Director of American Select Portfolio Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

Leonard Kedrowski
Director of American Select Portfolio Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer
Director of American Select Portfolio Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

Joseph Strauss
Director of American Select Portfolio Inc.
Owner and President of Strauss Management Company

James Wade
Director of American Select Portfolio Inc.
Owner and President of Jim Wade Homes

AMERICAN SELECT PORTFOLIO INC.'S BOARD OF DIRECTORS IS COMPRISED ENTIRELY OF INDEPENDENT DIRECTORS.

American Select Portfolio Inc.
2004 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a wholly owned subsidiary of U.S. Bank National Association, which is a wholly owned subsidiary of U.S. Bancorp.


[RECYCLED SYMBOL]  This document is printed on paper containing 10% postconsumer waste.

                   7/2004  0256-04  SLA-SAR

ITEM 2--CODE OF ETHICS - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address. State here if fund will send code of ethics to shareholders without charge upon request.

RESPONSE: Not applicable to semi-annual report.

ITEM 3--AUDIT COMMITTEE FINANCIAL EXPERT - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not.

RESPONSE: Not applicable to semi-annual report.

ITEM 4--PRINCIPAL ACCOUNTANT FEES AND SERVICES - Disclose annually only (not answered until December 15, 2003).

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

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(e)(1) Disclose the audit committee's pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

RESPONSE: Not applicable to semi-annual report.

ITEM 5--AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

RESPONSE: Not applicable to semi-annual report.

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ITEM 6--SCHEDULE OF INVESTMENTS (applicable for periods ending on or after July
9, 2004) - File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

RESPONSE: Not applicable for periods ending before July 9, 2004.

ITEM 7--DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities.

RESPONSE: Not applicable to semi-annual report.

ITEM 8--PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS (applicable for periods ending on or after June 15, 2004)

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

(b) The table shall include the following information for each class of securities for each month included in the period covered by the report:
    (1) The total number of shares (or units) purchased (column (a));
    (2) The average price paid per share (or unit) (column (b));
    (3) The number of shares (or units) purchased as part of publicly announced repurchase plans or programs (column (c)); and
    (4) The maximum number (or approximate dollar value) of shares (or units) that may yet be purchased under the plans or programs (column (d)).

RESPONSE: Not applicable for periods ending before June 15, 2004.

ITEM 9--SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS - Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

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RESPONSE: The registrant's Board of Directors has adopted the following procedures by which shareholders may recommend nominees to the registrant's board of directors. The Governance Committee of the registrant's Board of Directors will consider shareholder recommendations for director nominees in connection with each annual shareholders meeting of the registrant and any special shareholders meeting which is called for the purpose of electing directors. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Virginia Stringer) or the Chair of the Governance Committee (Richard Riederer), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

    - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

    - a statement concerning whether the person is "independent" within the meaning of New York Stock Exchange listing standards and is not an "interested person" as defined in the Investment Company Act of 1940;

    - any other information that the registrant would be required to include in a proxy statement concerning the person if he or she was nominated; and

    - the name and address of the person submitting the recommendation, together with the number of shares held in the registrant by such person and the period for which the shares have been held.

The recommendation also can include any additional information which the person submitting it believes would assist the Governance Committee in evaluating the recommendation. In order for the Governance Committee to consider a shareholder's recommended nominee for election at the annual shareholders meeting in a given year, the recommendation should be submitted to the Governance Committee no later than May 31 in that year.

ITEM 10--CONTROLS AND PROCEDURES

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

    RESPONSE: The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90

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    days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to the registrant's disclosure controls and procedures.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

    RESPONSE: There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11 - EXHIBITS

11(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge.

RESPONSE: Not applicable to semi-annual report.

11(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).

RESPONSE: Attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Select Portfolio Inc.

By:    /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: August 6, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Thomas S. Schreier, Jr.
       ---------------------------
       Thomas S. Schreier, Jr.
       President

Date: August 6, 2004

By:    /s/ Joseph M. Ulrey III
       ---------------------------
       Joseph M. Ulrey III
       Treasurer

Date: August 6, 2004